Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Commercial Real Estate Loans Receivable

The following table summarizes the activity in commercial real estate loans receivable for the years ended December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Commercial real estate loans receivable, gross	$392,186	$392,186
Payment	(7,659)	-
Sale of loans	(384,527)	-
Transferred to held for sale	-	-
Commercial real estate loans receivable, net	-	392,186
Current portion	-	(13,332)
Non-current portion	$-	$378,854